SCHEDULE OF CASH AND BANK BALANCES AND RESTRICTED NOT DENOMINATED IN HK (Details) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Hong Kong, Dollars
Cash and bank balances	$ 6,024	¥ 6,023		$ 773	$ 1,348
China, Yuan Renminbi
Cash and bank balances	23,211	¥ 20,730		2,976	27,098	¥ 22,155
Euro Member Countries, Euro
Cash and bank balances	820		€ 99	105	981		€ 111
United States of America, Dollars
Cash and bank balances	$ 1,415			$ 181	$ 2,306			$ 261